Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	IPA Europe	BioStrand B.V.	Share Capital	Share Capital IPA Europe	Share Capital BioStrand B.V.	Convertible Debentures-Equity Component	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2021	$ 56,924			$ 80,102			$ 127	$ 7,201	$ (687)	$ (29,819)
Beginning balance, shares at Apr. 30, 2021	19,169,216
Shares issued pursuant to deferred acquisition		$ 503	$ 29,122		$ 503	$ 29,122
Shares issued pursuant to deferred acquisition, shares		41,488	4,077,774
Shares issued pursuant to option exercise	$ 612			1,013				(401)
Shares issued pursuant to option exercise, shares	188,000
Shares issued pursuant to warrant exercise	$ 3,238			3,491				(253)
Shares issued pursuant to warrant exercise, shares	925,076
Shares issued pursuant to conversion of convertible debentures	$ 304			328			(24)
Shares issued pursuant to conversion of convertible debentures, shares	75,292
Share-based payments expense	$ 3,083							3,083
Comprehensive income (loss) for the period	(18,501)								(1,792)	(16,709)
Ending balance at Apr. 30, 2022	$ 75,285			114,559			103	9,630	(2,479)	(46,528)
Ending balance, shares at Apr. 30, 2022	24,476,846
Shares issued pursuant to option exercise	$ 716			1,493				(777)
Shares issued pursuant to option exercise, shares	263,537
Shares issued pursuant to conversion of convertible debentures	$ 1,315			1,418			$ (103)
Shares issued pursuant to conversion of convertible debentures, shares	309,877
Share-based payments expense	$ 1,943							1,943
Comprehensive income (loss) for the period	(21,456)								5,104	(26,560)
Ending balance at Apr. 30, 2023	$ 57,803			117,470				10,796	2,625	(73,088)
Ending balance, shares at Apr. 30, 2023	25,050,260
Share-based payments expense	$ 1,535							1,535
Shares issued pursuant to issuance of common shares	$ 2,360			2,303				57
Shares issued pursuant to issuance of common shares, Shares	1,894,240
Comprehensive income (loss) for the period	$ (27,777)								(600)	(27,177)
Ending balance at Apr. 30, 2024	$ 33,921			$ 119,773				$ 12,388	$ 2,025	$ (100,265)
Ending balance, shares at Apr. 30, 2024	26,944,500